Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

	December 31, 2017	December 31, 2016	December 31, 2015
Automotive and Discrete Group (ADG)	3,059	2,813	2,731
Analog, MEMS and Sensors Group (AMS)	2,613	1,847	1,851
Microcontrollers and Digital ICs Group (MDG)	2,646	2,285	2,292

Total net revenues of product segments	8,318	6,945	6,874

Others	29	28	23

Total consolidated net revenues	8,347	6,973	6,897

Operating Income by Reportable Segment

Operating income by reportable segment:

	December 31, 2017	December 31, 2016	December 31, 2015
Automotive and Discrete Group (ADG)	289	211	194
Analog, MEMS and Sensors Group (AMS)	365	46	27
Microcontrollers and Digital ICs Group (MDG)	402	108	29

Total operating income of product segments	1,056	365	250

Others(1)	(63)	(151)	(141)

Total consolidated operating income	993	214	109

(1)	Operating results of “Others” include items such as unused capacity charges, impairment & restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of Subsystems, assembly services and other revenue.

Reconciliation of Operating Income of Segments to Total Operating Income

Reconciliation of operating income of segments to the total operating income:

	December 31, 2017	December 31, 2016	December 31, 2015
Total operating income of segments	1,056	365	250
Impairment, restructuring charges and other related closure costs	(45)	(93)	(65)
Unallocated manufacturing results	7	(33)	(69)
Strategic and other research and development programs and other non-allocated provisions(1)	(25)	(25)	(7)

Total operating loss Others	(63)	(151)	(141)

Total consolidated operating income	993	214	109

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2017	December 31, 2016	December 31, 2015
The Netherlands	2,223	1,751	1,667
France	123	134	169
Italy	60	58	58
USA	1,012	990	1,039
Singapore	4,444	3,699	3,606
Japan	463	323	332
Other countries	22	18	26

Total	8,347	6,973	6,897

Property, Plant & Equipment

Property, plant and equipment

	December 31, 2017	December 31, 2016
The Netherlands	588	462
France	603	520
Italy	719	445
Other European countries	83	84
USA	6	6
Singapore	428	277
Malaysia	200	166
Other countries	467	327

Total	3,094	2,287